Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 FHN [Member]	Dec. 31, 2010 FHN [Member]	Dec. 31, 2009 FHN [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Nonvested Restricted Stock Plans [Member] years	Dec. 31, 2011 Stock Option Plans [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Stock Option Plans [Member] years	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Stock Option Plans [Member] years	Dec. 31, 2011 Performance Condition Grants [Member] 2008 Grants [Member]	Dec. 31, 2011 Performance Condition Grants [Member] 2009 Grants [Member]	Dec. 31, 2011 Service Condition Grants [Member] 2010 Awards [Member]	Dec. 31, 2011 Service Condition Grants [Member] 2011 Awards [Member]	Jan. 02, 2004 Compensation Deferral [Member] Maximum [Member] Stock Options Included In Deferral Program Granted Prior To January 2, 2004 [Member] years	Jan. 02, 2004 Compensation Deferral [Member] Minimum [Member] Stock Options Included In Deferral Program Granted After January 2, 2004 [Member] years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grants	3,921,288						3,216,237
Amount of restricted stock or units vested in 2011																	50.00%
Amount of restricted stock or units to vest in 2013																		50.00%	50.00%	50.00%
Amount of restricted stock or units to vest in 2012																	50.00%	50.00%
Amount of restricted stock or units to vest in 2014																			50.00%	50.00%
Amount of restricted stock or units to vest in 2015																				50.00%
Shares granted to non-employee director, prior to 2007							8,930
Restriction lapsing rate for grants of restricted stock, awarded prior to 2007, to non-employee directors	10.00%
Value of annual equity awards to non-employee directors												$ 45,000
Unrecognized compensation cost of nonvested restricted stock plans and stock options										23,700,000	2,400,000
Recognizable weighted-average period of unrecognized compensation cost										2.1	3.0
Total grant date fair value of shares vested							5,100,000	7,100,000	3,200,000
Compensation cost included in income from continuing operations for stock option and restricted stock plans	14,173,000	11,987,000	8,969,000	12,996,000	6,797,000	5,821,000
Total income tax benefits recognized in income statements	5,400,000	4,600,000	3,400,000
Vesting period, Minimum																3
Vesting period, Maximum														4
Options granted expiration														10		7					20	10
Stock options granted	1,005,224	0	0								1,005,224
Weighted average fair value of stock option at grant date											$ 5.21
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan													$ 10,000		$ 25